Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings (Detail) - Total Fleet Lease Rental Income	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
People's Republic of China
Capital Leased Assets [Line Items]
Percentage of lease rental income	15.90%	16.50%	22.80%
France
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.20%	11.80%	12.10%
Korea
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.60%	11.50%	10.00%
Switzerland
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.50%	10.80%	10.20%
Taiwan
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.10%	10.10%
Singapore
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.00%	10.60%